SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020
Product Information [Line Items]
FDIC insured limits	$ 5,103,273	$ 582,321
Accounts Receivable, Allowance for Credit Loss	820,990	820,990
Goodwill	1,352,865	$ 1,352,865
Intangible assets useful life		5 years
Additional impairment charges	$ 3,600,000			$ 4,000,000
Advertising Expense		$ 0	$ 159
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Product Information [Line Items]
Concentration Risk, Percentage		45.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Product Information [Line Items]
Concentration Risk, Percentage		48.00%